Long-term Debt	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Debt Instrument [Line Items]
Long-term Debt

Note 12. Long-term Debt

The components of debt are as follows:

	March 31, 2023	September 30, 2022

	(in thousands)
Term loan	$16,326	$14,622
R&D loan	—	122
Total	$16,326	$14,744
Less: Current portion	(16,326)	(122)
Long-term debt	$—	$14,622

During the first quarter of fiscal year 2023, the Company paid off the remaining balance of the R&D loan with the Finnish State Treasury. As of March 31, 2023 and September 30, 2022, the Company was in compliance with its debt covenants.

The Term Loan was disbursed on October 11, 2019 and has a maturity date of October 11, 2023. The Term Loan accrues interest between 6.0%-9.5% per annum, depending on MariaDB’s monthly recurring revenue. The effective interest rate on the Term Loan for the quarters ended March 31, 2023 and 2022 was 6.0%. As of March 31, 2023, we had an aggregate principal amount of $16.3 million (€15 million) of current debt.

The schedule of required principal payments remaining on debt outstanding as of March 31, 2023 is as follows:

Year ending September 30,	Principal Payments
(in thousands)
2023 (remaining nine months)	$—
2024	16,326
Total principal payments	$16,326

Mariadb Corporation Ab
Debt Instrument [Line Items]
Long-term Debt

Note 13. Long-term Debt

The components of debt are as follows:

	September 30,	September 30,
	2022	2021

	(in thousands)
Term loan	$14,622	$17,369
Capital loan	—	11,579
R&D loan	122	288
Total	$14,744	$29,236
Less: Current portion	(122)	(11,723)
Long-term debt	$14,622	$17,513

Finnish R&D Loan

On April 1, 2015, the Company entered into a R&D loan agreement with the Finnish State Treasury (“R&D Loan”) in the aggregate amount of €0.5 million for research and development purposes. The loan accrued interest at 1.0% per annum with a maturity date of November 9, 2022. During the years ended September 30, 2022 and 2021, the Company made partial payments on the R&D Loan in the amount of $0.1 million each year.

The Company fully repaid the R&D Loan on the maturity date.

European Investment Bank Loan Facility

On April 7, 2017, EIB and MariaDB entered into a loan facility agreement (the “Facility”), according to which EIB granted a loan facility in an aggregate principal amount not exceeding €25 million for the purpose of financing certain research and development and growth-related expenditures of MariaDB. The Facility granted pursuant to the contract is structured partly as a capital loan of €10 million (“Capital Loan”), and partly as a term loan of €15 million (“Term Loan”).

The Capital Loan was disbursed on April 28, 2017 with the original maturity date of April 28, 2021. No interest was required to be accrued or paid on the Capital Loan under its original terms. On April 26, 2021, the Capital Loan was amended to extend the maturity date to the earlier of (i) December 31, 2021, or (ii) the date falling 15 days after a new equity round and required interest accruing at a rate of 12.0% per annum from April 28, 2021 through maturity. The amendment was accounted for as an extinguishment of debt and the related gain on extinguishment was immaterial.

The Term Loan was disbursed on October 11, 2019 with a maturity date of October 11, 2023. The Term Loan accrues interest between 6.0%—9.5% per annum, depending on the Company’s monthly recurring revenue. The effective interest rate on the Term Loan for the years ended September 30, 2022 and 2021 was 6.0%.

As part of EIB’s remuneration for the Facility, in connection with the Capital Loan tranche, EIB was granted warrants for Series C Preferred Shares. Warrants related to the Capital Loan were accounted for as a liability and effectively represent debt discount. The debt discount was amortized over the original term of the loan using effective interest method. The debt discount was fully amortized as of September 30, 2021.

The agreement contains customary representations, warranties, affirmative and negative covenants, including a financial covenant, events of default and indemnification provisions in favor of the EIB. The agreement includes a financial covenant that requires the Company to (maintain, at all times, a minimum gross profit margin. The negative covenants include restrictions regarding the incurrence of prohibited encumbrance and indebtedness, derivative transactions, certain merger and acquisition transactions, dispositions, change in business, guarantees or payments and other matters, all subject to certain exceptions. As of September 30, 2022, the Company was in compliance with its covenants.

Pursuant to the agreement, obligations owed are guaranteed by the Company’s subsidiary MariaDB USA, Inc.

The schedule of required principal payments remaining on debt outstanding as of September 30, 2022 is as follows:

Principal
Year ending September 30,	Payments
(in thousands)
2023	$122
2024	14,622
Total principal payments	$14,744

Shares Issued in Connection with Conversion of Convertible Note and Interest

In December 2021, the Company issued a $5 million principal convertible note (the “Convertible Note”) to an existing investor. The Convertible Note was issued at a 3% discount and accrued interest at 6% per annum. Unless earlier repaid, converted or extended by the investor, outstanding principal and unpaid accrued interest on the Convertible Note was due on October 20, 2023 (“Maturity Date”).

The terms of the Convertible Note stated the Convertible Note would automatically convert into preferred equity units upon the earlier of (i) a preferred equity financing of at least $50 million prior to the completion of a merger, consolidation, or acquisition of substantially all of the assets of the Company that resulted in the existing shareholders owning less than 50% of the Company (“Acquisition”) or ii) preferred equity financing (irrespective of the amount) prior to an Acquisition or repayment of the Convertible Note that was approved by the investor.

On January 31, 2022, the Company completed its Series D Preferred Shares financing, at which time the Convertible Note automatically converted into 2,860,997 Series D Preferred Shares. Upon conversion on the Convertible Note, the Company recorded a $0.1 million loss on debt extinguishment because the fair market value of the shares issued at the conversion date exceeded the carrying value of the principal balance.